Business Combinations - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 02, 2024	Nov. 17, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 13, 2023
Asset Acquisition [Line Items]
Business acquisition, goodwill, expected tax deductible amount			$ 0
(Income) loss from discontinued operations, net of tax			8,725	$ (605)	$ (12,637)
GEH Singapore
Asset Acquisition [Line Items]
Proceeds from Divestiture of Businesses	$ 20,000
(Income) loss from discontinued operations, net of tax	$ 9,255
Explain Everything
Asset Acquisition [Line Items]
Business combination, consideration transferred		$ 8,065
Acquisition of businesses, net of cash		6,000
Business combination, consideration transferred, contingent consideration		377
Business combination , deferred payment		1,939	$ 1,150	1,000
Business combination, provisional information, initial accounting incomplete, adjustment, consideration transferred		$ 251
Business combination, contingent consideration arrangements, change in range of outcomes, contingent consideration, liability, value, high				400
Payments for previous acquisition				$ 716
GEH Singapore | eLMTree
Asset Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired						85.00%